Quarterly Holdings Report
for
Fidelity® Disruptive Finance ETF
February 28, 2026
DRF-NPRT3-0426
1.9907230.102
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 2.9%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (a)	193	339,213
Financials - 2.1%
Banks - 2.1%
NU Holdings Ltd/Cayman Islands Class A (a)	56,865	851,838
TOTAL BRAZIL		1,191,051
CANADA - 1.2%
Financials - 1.2%
Insurance - 1.2%
Definity Financial Corp	9,705	485,801
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Bullish	3,506	110,053
ISRAEL - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Etoro Group Ltd Class A (b)	8,960	274,803
ITALY - 4.4%
Financials - 4.4%
Banks - 4.4%
FinecoBank Banca Fineco SpA	76,655	1,810,605
NETHERLANDS - 3.6%
Financials - 3.6%
Financial Services - 3.6%
Adyen NV (a)(c)(d)	1,243	1,461,091
SINGAPORE - 5.4%
Financials - 5.4%
Banks - 5.4%
DBS Group Holdings Ltd	48,960	2,210,922
SPAIN - 4.9%
Financials - 4.9%
Banks - 4.9%
Bankinter SA	120,455	2,017,522
UNITED KINGDOM - 8.2%
Financials - 8.2%
Capital Markets - 2.6%
London Stock Exchange Group PLC	9,030	1,078,198
Financial Services - 2.2%
Wise PLC Class A (a)	77,406	897,641
Insurance - 3.4%
Hiscox Ltd	65,464	1,365,686
TOTAL UNITED KINGDOM		3,341,525
UNITED STATES - 67.7%
Financials - 59.6%
Banks - 1.3%
Pathward Financial Inc	6,130	556,543
Capital Markets - 20.7%
Ares Management Corp Class A	3,571	399,988
Blackrock Inc	2,376	2,526,234
Blue Owl Capital Inc Class A	48,548	512,181
Cboe Global Markets Inc	3,310	992,073
Intercontinental Exchange Inc	8,290	1,360,638
MarketAxess Holdings Inc	1,957	375,744
MSCI Inc	783	447,743
Tradeweb Markets Inc Class A	5,120	631,066
Virtu Financial Inc Class A	12,655	524,044
Wealthfront Corp (a)(b)	82,300	683,090
		8,452,801
Consumer Finance - 7.5%
Ally Financial Inc	15,253	601,578
Capital One Financial Corp	11,966	2,341,028
Figure Technology Solutions Inc Class A (b)	4,989	126,122
		3,068,728
Financial Services - 28.0%
Affirm Holdings Inc Class A (a)	10,075	473,324
Apollo Global Management Inc	14,389	1,505,089
Block Inc Class A (a)	22,848	1,455,418
Chime Financial Inc Class A (a)	62,534	1,383,877
Corpay Inc (a)	2,085	677,834
Mastercard Inc Class A	3,497	1,808,684
PennyMac Financial Services Inc	4,264	391,990
Toast Inc Class A (a)	57,079	1,558,827
UWM Holdings Corp Class A	101,947	449,586
Visa Inc Class A	5,500	1,760,770
		11,465,399
Insurance - 2.1%
Baldwin Insurance Group Inc/The Class A (a)(b)	22,152	514,591
Neptune Insurance Holdings Inc Class A	15,700	326,874
		841,465
TOTAL FINANCIALS		24,384,936
Industrials - 5.3%
Professional Services - 5.3%
Equifax Inc	8,565	1,789,743
Verisk Analytics Inc	1,730	359,096
TOTAL INDUSTRIALS		2,148,839
Information Technology - 2.0%
Software - 2.0%
BILL Holdings Inc (a)	5,385	239,685
BitMine Immersion Technologies Inc	16,575	314,594
Strategy Inc Class A (a)	2,177	281,922
TOTAL INFORMATION TECHNOLOGY		836,201
Real Estate - 0.8%
Residential REITs - 0.8%
American Homes 4 Rent Class A	10,792	323,760
TOTAL UNITED STATES		27,693,736
TOTAL COMMON STOCKS (Cost $34,136,385)		40,597,109

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	284,130	284,186
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	1,519,708	1,519,860
TOTAL MONEY MARKET FUNDS (Cost $1,804,046)			1,804,046

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $35,940,431)	42,401,155
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(1,486,236)
NET ASSETS - 100.0%	40,914,919

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,461,091 or 3.6% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,461,091 or 3.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,254,030	1,383,168	2,353,012	5,313	-	-	284,186	284,130	0.0%
Fidelity Securities Lending Cash Central Fund	1,075,500	30,223,325	29,779,150	6,497	185	-	1,519,860	1,519,708	0.0%
Total	2,329,530	31,606,493	32,132,162	11,810	185	-	1,804,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.